Income Taxes (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards for federal and state income tax	$ 19.5	$ 15.2
Federal net operating losscarry-forward indefinitely	3.3
Tax Year 2040 [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforward	$ 16.2